Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of property, plant and equipments [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
The following table presents the changes in property, plant and equipment during the year ended March 31, 2018

	Cost				Accumulated depreciation				Carrying
Particulars	As at April 1, 2017	Additions	Disposals	As at March 31, 2018	As at April 1, 2017	Depreciation for the year	Deletions	As at March 31, 2018	amount as at March 31, 2018
Building	2,301,987	-	-	2,301,987	557,439	82,183	-	639,622	1,662,365
Plant and machinery	11,585,120	795,351	86,695	12,293,776	7,864,346	1,174,083	21,059	9,017,370	3,276,406
Computer equipment	1,162,259	251,022	5,465	1,407,816	834,398	177,345	5,373	1,006,370	401,446
Office equipment	496,015	106,953	1,175	601,793	281,432	65,808	1,216	346,024	255,769
Furniture and fittings	1,093,544	157,940	650	1,250,834	753,209	112,623	897	864,935	385,899
Vehicles	9,656	-	-	9,656	3,656	2,400	-	6,056	3,600
Total	16,648,581	1,311,266	93,985	17,865,862	10,294,480	1,614,442	28,545	11,880,377	5,985,485

Add: Construction in progress									1,227,936
Total	16,648,581	1,311,266	93,985	17,865,862	10,294,480	1,614,442	28,545	11,880,377	7,213,421

The following table presents the changes in property, plant and equipment during the year ended March 31, 2017

	Cost				Accumulated depreciation				Carrying
Particulars	As at April 1, 2016	Additions	Disposals	As at March 31, 2017	As at April 1, 2016	Depreciation for the year	Deletions	As at March 31, 2017	amount as at March 31, 2017
Building	2,301,987	-	-	2,301,987	475,256	82,183	-	557,439	1,744,548
Plant and machinery	10,137,059	1,464,523	16,462	11,585,120	6,610,485	1,269,064	15,203	7,864,346	3,720,774
Computer equipment	951,508	217,549	6,798	1,162,259	702,371	138,736	6,709	834,398	327,861
Office equipment	386,702	110,001	688	496,015	228,987	53,127	682	281,432	214,583
Furniture and fittings	1,028,880	68,328	3,664	1,093,544	661,001	95,872	3,664	753,209	340,335
Vehicles	2,456	7,200	-	9,656	2,456	1,200	-	3,656	6,000
Total	14,808,592	1,867,601	27,612	16,648,581	8,680,556	1,640,182	26,258	10,294,480	6,354,101

Add: Construction in progress									267,980
Total	14,808,592	1,867,601	27,612	16,648,581	8,680,556	1,640,182	26,258	10,294,480	6,622,081

The following table presents the changes in property, plant and equipment during the year ended March 31, 2016

	Cost				Accumulated depreciation				Carrying
Particulars	As at April 1, 2015	Additions	Disposals	As at March 31, 2016	As at April 1, 2015	Depreciation for the year	Deletions	As at March 31, 2016	amount as at March 31, 2016
Building	1,993,085	308,902	-	2,301,987	401,073	74,183	-	475,256	1,826,731
Plant and machinery	8,340,520	1,801,093	4,554	10,137,059	5,374,508	1,240,531	4,554	6,610,485	3,526,574
Computer equipment	790,631	198,488	37,611	951,508	649,977	89,929	37,535	702,371	249,137
Office equipment	286,141	101,010	449	386,702	203,319	26,117	449	228,987	157,715
Furniture and fittings	755,409	273,864	393	1,028,880	591,561	69,833	393	661,001	367,879
Vehicles	2,456	-	-	2,456	2,456	-	-	2,456	-
Total	12,168,242	2,683,357	43,007	14,808,592	7,222,894	1,500,593	42,931	8,680,556	6,128,036

Add: Construction in progress									1,99,854
Total	12,168,242	2,683,357	43,007	14,808,592	7,222,894	1,500,593	42,931	8,680,556	6,327,890